UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 835	$ 697
Restricted cash	27	31
Other current assets	210	199
Total current assets	1,288	1,158
Non-current assets
Investments in associated companies	66	90
Drilling units	2,792	2,858
Deferred tax assets	55	46
Equipment	8	10
Other non-current assets	88	56
Total non-current assets	3,009	3,060
Total assets	4,297	4,218
Current liabilities
Trade accounts payable	80	53
Other current liabilities	324	336
Total current liabilities	404	389
Non-current liabilities
Long-term debt	609	608
Deferred tax liabilities	9	9
Other non-current liabilities	216	229
Total non-current liabilities	834	846
Commitments and contingencies (see Note 14)
SHAREHOLDERS' EQUITY
Common shares of par value $0.01 per share: 375,000,000 shares authorized (December 31, 2023: 375,000,000) and 68,813,132 issued at June 30, 2024 ( December 31, 2023: 74,048,962)	1	1
Additional paid-in capital	2,243	2,480
Accumulated other comprehensive income	1	1
Retained earnings	814	501
Total shareholders' equity	3,059	2,983
Total liabilities and shareholders' equity	4,297	4,218
Nonrelated Party
Current assets
Accounts receivable, net	185	222
Related Party
Current assets
Accounts receivable, net	$ 31	$ 9